OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Assets [Abstract]
OTHER FINANCIAL ASSETS	OTHER FINANCIAL ASSETS
(a)The composition of other financial assets is as follows:

	Current Assets		Non-current assets		Total Assets
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(1) Other financial assets

Deposits in guarantee (aircraft)	31,624	22,340	9,736	1,273	41,360	23,613
Guarantees for margins of derivatives	12,829	7,460	—	—	12,829	7,460
Other investments	—	—	494	513	494	513
Guaranteed debt advances Chapter 11 (*)	—	340,008	—	—	—	340,008
Other guarantees given	108,230	112,106	24,255	13,731	132,485	125,837
Subtotal of other financial assets	152,683	481,914	34,485	15,517	187,168	497,431

(2) Hedging derivative asset

Fair value of interest rate derivatives	—	8,816	—	—	—	8,816
Fair value of foreign currency derivatives	—	191	—	—	—	191
Fair value of fuel price derivatives	22,136	12,594	—	—	22,136	12,594
Subtotal of derivative assets	22,136	21,601	—	—	22,136	21,601
Total Other Financial Assets	174,819	503,515	34,485	15,517	209,304	519,032
(*)As of December 31, 2022, there are ThUS$340,008 of funds delivered to an agent as restricted advances, the purpose of which is to settle the claims pending resolution existing at the exit of the Chapter 11 process.

The different derivative hedging contracts maintained by the Company are described in Note 18.
(b)    The balances composition by currencies of the Other financial assets are as follows:

Type of currency	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Brazilian real	18,767	19,589
Chilean peso	6,440	5,847
Colombian peso	1,461	1,716
Euro	7,974	6,791
U.S.A dollar	171,852	482,544
Other currencies	2,810	2,545
Total	209,304	519,032